Summary of Maximum Adjusted Ebitda Loss under Amended Loan Agreement (Detail) (Maximum [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Parent Company [Member]
Debt Instrument [Line Items]
Maximum EBITDA Loss	$ (3,500)
Subsequent Event [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Maximum EBITDA Loss		$ (5,200)